Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Research and development expenses, net	$ 8,638	$ 4,089	$ 904
Marketing and sales	987	1,015	224
General and administrative	3,696	3,753	2,627
Operating loss	13,321	8,857	3,755
Equity in net loss (gain) of an affiliated company	2,905	(156)	108
Financial expenses (income), net	(1,569)	7,241	(1,950)
Net Loss	$ 14,657	$ 15,942	$ 1,913
Basic and diluted loss per share (in USD)	$ (0.12)	$ (0.17)	$ (0.03)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	120,612	94,401	67,311